OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - Operating income (loss) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,120	£ 1,247	£ 1,341
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 34)	145	196	268
Liability management	(216)	(101)	0
Share of results of joint ventures and associates	0	0	5
Intercompany recharges and other	1,001	1,350	929
Total other operating income	£ 2,050	£ 2,692	£ 2,543